                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/02
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     02/10/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   278,918,036
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
               Column 1                      Column 2            Column 3      Column 4
-------------------------------------------------------------------------------------------
               Name of                    Title of class          CUSIP          Value
                Issuer                                                         (x $1000)
-------------------------------------------------------------------------------------------
SPDR Trust Series 1                        COMMON STOCK         78462F103       $31,873
-------------------------------------------------------------------------------------------
Microsoft Corp                             COMMON STOCK         594918104        $8,851
-----------------------------------------------------------------------------------------
International Business Machines Corp       COMMON STOCK         459200101        $8,486
-----------------------------------------------------------------------------------------
Wal-Mart Stores Inc                        COMMON STOCK         931142103        $7,109
-----------------------------------------------------------------------------------------
Citigroup Inc                              COMMON STOCK         172967101        $6,763
-----------------------------------------------------------------------------------------
3M Co                                      COMMON STOCK         88579Y101        $5,444
-----------------------------------------------------------------------------------------
Exxon Mobil Corp                           COMMON STOCK         30231G102        $5,269
-----------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK         084670108        $4,874
-----------------------------------------------------------------------------------------
Pfizer Inc                                 COMMON STOCK         717081103        $4,857
-----------------------------------------------------------------------------------------
Dell Computer Corp                         COMMON STOCK         247025109        $4,816
-----------------------------------------------------------------------------------------
Johnson & Johnson                          COMMON STOCK         478160104        $4,684
-----------------------------------------------------------------------------------------
Goldman Sachs Group Inc                    COMMON STOCK         38141G104        $4,556
-----------------------------------------------------------------------------------------
General Electric Co                        COMMON STOCK         369604103        $4,469
-----------------------------------------------------------------------------------------
American Express Co                        COMMON STOCK         025816109        $3,744
-----------------------------------------------------------------------------------------
Bank of America Corp                       COMMON STOCK         060505104        $3,645
-----------------------------------------------------------------------------------------
Procter & Gamble Co                        COMMON STOCK         742718109        $3,642
-----------------------------------------------------------------------------------------
Fannie Mae                                 COMMON STOCK         313586109        $3,249
-----------------------------------------------------------------------------------------
American International Group               COMMON STOCK         026874107        $3,100
-----------------------------------------------------------------------------------------
Altria Group Inc                           COMMON STOCK         02209S103        $3,090
-----------------------------------------------------------------------------------------
Coca-Cola Co/The                           COMMON STOCK         191216100        $2,604
-----------------------------------------------------------------------------------------
Merck & Co Inc                             COMMON STOCK         589331107        $2,324
-----------------------------------------------------------------------------------------
Schlumberger Ltd                           COMMON STOCK         806857108        $2,092
-----------------------------------------------------------------------------------------
Northrop Grumman Corp                      COMMON STOCK         666807102        $2,086
-----------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                     COMMON STOCK         590188108        $1,987
-----------------------------------------------------------------------------------------
United Technologies Corp                   COMMON STOCK         913017109        $1,827
-----------------------------------------------------------------------------------------
Morgan Stanley                             COMMON STOCK         617446448        $1,664
-----------------------------------------------------------------------------------------
Intel Corp                                 COMMON STOCK         458140100        $1,591
-----------------------------------------------------------------------------------------
Alliance Capital Management Holding LP      PARTNERSHIP         01855A101        $1,259
-----------------------------------------------------------------------------------------
Abbott Laboratories                        COMMON STOCK         002824100        $1,131
-----------------------------------------------------------------------------------------
UST Inc                                    COMMON STOCK         902911106        $1,120
-----------------------------------------------------------------------------------------
Verizon Communications Inc                 COMMON STOCK         92343V104        $1,062
-----------------------------------------------------------------------------------------
Consolidated Edison Inc                    COMMON STOCK         209115104        $1,049
-----------------------------------------------------------------------------------------
Progressive Corp/The                       COMMON STOCK         743315103        $1,030
-----------------------------------------------------------------------------------------
Eli Lilly & Co                             COMMON STOCK         532457108        $1,016
-----------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK         084670207          $955
-----------------------------------------------------------------------------------------
ChevronTexaco Corp                         COMMON STOCK         166764100          $924
-----------------------------------------------------------------------------------------
Bristol-Myers Squibb Co                    COMMON STOCK         110122108          $906
-----------------------------------------------------------------------------------------
BP PLC                                          ADR             055622104          $890
-----------------------------------------------------------------------------------------
Eastman Kodak Co                           COMMON STOCK         277461109          $845
-----------------------------------------------------------------------------------------
Cisco Systems Inc                          COMMON STOCK         17275R102          $829
-----------------------------------------------------------------------------------------
Kohl's Corp                                COMMON STOCK         500255104          $727
-----------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc               COMMON STOCK         524908100          $709
-----------------------------------------------------------------------------------------
Freddie Mac                                COMMON STOCK         313400301          $709
-----------------------------------------------------------------------------------------
Texas Instruments Inc                      COMMON STOCK         882508104          $684
-----------------------------------------------------------------------------------------
eBay Inc                                   COMMON STOCK         278642103          $661
-----------------------------------------------------------------------------------------
Amgen Inc                                  COMMON STOCK         031162100          $657
-----------------------------------------------------------------------------------------
Anheuser-Busch Cos Inc                     COMMON STOCK         035229103          $593
-----------------------------------------------------------------------------------------
Colgate-Palmolive Co                       COMMON STOCK         194162103          $551
-----------------------------------------------------------------------------------------
Home Depot Inc                             COMMON STOCK         437076102          $504
-----------------------------------------------------------------------------------------
Dow Chemical Co/The                        COMMON STOCK         260543103          $490
-----------------------------------------------------------------------------------------
Yahoo Inc                                  COMMON STOCK         984332106          $487
-----------------------------------------------------------------------------------------
Gallaher Group Plc                              ADR             363595109          $451
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
               Column 5                        Column 6                Column 8
-----------------------------------------------------------------------------------------
                                                                    Voting authority
Shrs or         SH/PRN         Put/Call       Investment      ---------------------------
prn amt                                       discretion        Sole     Shared    None
-----------------------------------------------------------------------------------------
361,250                                          SOLE          361,250
-----------------------------------------------------------------------------------------
171,200                                          SOLE          171,200
-----------------------------------------------------------------------------------------
109,502                                          SOLE          109,502
-----------------------------------------------------------------------------------------
140,740                                          SOLE          140,740
-----------------------------------------------------------------------------------------
192,192                                          SOLE          192,192
-----------------------------------------------------------------------------------------
 44,150                                          SOLE           44,150
-----------------------------------------------------------------------------------------
150,802                                          SOLE          150,802
-----------------------------------------------------------------------------------------
     67                                          SOLE               67
-----------------------------------------------------------------------------------------
158,872                                          SOLE          158,872
-----------------------------------------------------------------------------------------
180,100                                          SOLE          180,100
-----------------------------------------------------------------------------------------
 87,200                                          SOLE           87,200
-----------------------------------------------------------------------------------------
 66,900                                          SOLE           66,900
-----------------------------------------------------------------------------------------
183,536                                          SOLE          183,536
-----------------------------------------------------------------------------------------
105,925                                          SOLE          105,925
-----------------------------------------------------------------------------------------
 52,389                                          SOLE           52,389
-----------------------------------------------------------------------------------------
 42,375                                          SOLE           42,375
-----------------------------------------------------------------------------------------
 50,500                                          SOLE           50,500
-----------------------------------------------------------------------------------------
 53,594                                          SOLE           53,594
-----------------------------------------------------------------------------------------
 76,250                                          SOLE           76,250
-----------------------------------------------------------------------------------------
 59,406                                          SOLE           59,406
-----------------------------------------------------------------------------------------
 41,050                                          SOLE           41,050
-----------------------------------------------------------------------------------------
 49,700                                          SOLE           49,700
-----------------------------------------------------------------------------------------
 21,500                                          SOLE           21,500
-----------------------------------------------------------------------------------------
 52,350                                          SOLE           52,350
-----------------------------------------------------------------------------------------
 29,500                                          SOLE           29,500
-----------------------------------------------------------------------------------------
 41,684                                          SOLE           41,684
-----------------------------------------------------------------------------------------
102,188                                          SOLE          102,188
-----------------------------------------------------------------------------------------
 40,600                                          SOLE           40,600
-----------------------------------------------------------------------------------------
 28,270                                          SOLE           28,270
-----------------------------------------------------------------------------------------
 33,500                                          SOLE           33,500
-----------------------------------------------------------------------------------------
 27,400                                          SOLE           27,400
-----------------------------------------------------------------------------------------
 24,500                                          SOLE           24,500
-----------------------------------------------------------------------------------------
 20,750                                          SOLE           20,750
-----------------------------------------------------------------------------------------
 16,000                                          SOLE           16,000
-----------------------------------------------------------------------------------------
    394                                          SOLE              394
-----------------------------------------------------------------------------------------
 13,900                                          SOLE           13,900
-----------------------------------------------------------------------------------------
 39,150                                          SOLE           39,150
-----------------------------------------------------------------------------------------
 21,906                                          SOLE           21,906
-----------------------------------------------------------------------------------------
 24,125                                          SOLE           24,125
-----------------------------------------------------------------------------------------
 63,270                                          SOLE           63,270
-----------------------------------------------------------------------------------------
 13,000                                          SOLE           13,000
-----------------------------------------------------------------------------------------
 13,300                                          SOLE           13,300
-----------------------------------------------------------------------------------------
 12,000                                          SOLE           12,000
-----------------------------------------------------------------------------------------
 45,600                                          SOLE           45,600
-----------------------------------------------------------------------------------------
  9,750                                          SOLE            9,750
-----------------------------------------------------------------------------------------
 13,600                                          SOLE           13,600
-----------------------------------------------------------------------------------------
 12,250                                          SOLE           12,250
-----------------------------------------------------------------------------------------
 10,500                                          SOLE           10,500
-----------------------------------------------------------------------------------------
 21,000                                          SOLE           21,000
-----------------------------------------------------------------------------------------
 16,500                                          SOLE           16,500
-----------------------------------------------------------------------------------------
 29,800                                          SOLE           29,800
-----------------------------------------------------------------------------------------
 11,500                                          SOLE           11,500
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
               Column 1                      Column 2            Column 3      Column 4
-------------------------------------------------------------------------------------------
               Name of                    Title of class          CUSIP          Value
                Issuer                                                         (x $1000)
-------------------------------------------------------------------------------------------
ConocoPhillips                             COMMON STOCK         20825C104        $443
-------------------------------------------------------------------------------------------
Autozone Inc                               COMMON STOCK         053332102        $442
-------------------------------------------------------------------------------------------
JP Morgan Chase & Co                       COMMON STOCK         46625H100        $428
-------------------------------------------------------------------------------------------
AmerisourceBergen Corp                     COMMON STOCK         03073E105        $407
-------------------------------------------------------------------------------------------
Washington Mutual Inc                      COMMON STOCK         939322103        $397
-------------------------------------------------------------------------------------------
FedEx Corp                                 COMMON STOCK         31428X106        $370
-------------------------------------------------------------------------------------------
Tiffany & Co                               COMMON STOCK         886547108        $365
-------------------------------------------------------------------------------------------
Factset Research Systems Inc               COMMON STOCK         303075105        $353
-------------------------------------------------------------------------------------------
General Motors Corp                        COMMON STOCK         370442105        $351
-------------------------------------------------------------------------------------------
International Game Technology              COMMON STOCK         459902102        $342
-------------------------------------------------------------------------------------------
SBC Communications Inc                     COMMON STOCK         78387G103        $310
-------------------------------------------------------------------------------------------
Boeing Co/The                              COMMON STOCK         097023105        $264
-------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund               COMMON STOCK         464287465        $248
-------------------------------------------------------------------------------------------
Nokia OYJ                                       ADR             654902204        $246
-------------------------------------------------------------------------------------------
General Dynamics Corp                      COMMON STOCK         369550108        $238
-------------------------------------------------------------------------------------------
Aflac Inc                                  COMMON STOCK         001055102        $218
-------------------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock            COMMON STOCK         631100104        $207
-------------------------------------------------------------------------------------------
Best Buy Co Inc                            COMMON STOCK         086516101        $205
-------------------------------------------------------------------------------------------
FleetBoston Financial Corp                 COMMON STOCK         339030108        $202
-------------------------------------------------------------------------------------------
Immunomedics Inc                           COMMON STOCK         452907108        $125
-------------------------------------------------------------------------------------------
VelocityHSI Inc                            COMMON STOCK         92257K102          $0
-------------------------------------------------------------------------------------------
Neomedia Technologies Inc                  COMMON STOCK         640505103          $0
-------------------------------------------------------------------------------------------
FHLM 4.5% 10/16/14                             BOND             3133MS3Z1        $200
-------------------------------------------------------------------------------------------
Treasury Bill 1/02/03                          BILL             912795LS8        $455
-------------------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03                       BOND             013420335        $225

-----------------------------------------------------------------------------------------
               Column 5                        Column 6                Column 8
-----------------------------------------------------------------------------------------
                                                                    Voting authority
Shrs or         SH/PRN         Put/Call       Investment      ---------------------------
prn amt                                       discretion        Sole     Shared    None
-----------------------------------------------------------------------------------------
  9,150                                          SOLE            9,150
-----------------------------------------------------------------------------------------
  6,250                                          SOLE            6,250
-----------------------------------------------------------------------------------------
 17,850                                          SOLE           17,850
-----------------------------------------------------------------------------------------
  7,500                                          SOLE            7,500
-----------------------------------------------------------------------------------------
 11,500                                          SOLE           11,500
-----------------------------------------------------------------------------------------
  6,825                                          SOLE            6,825
-----------------------------------------------------------------------------------------
 15,250                                          SOLE           15,250
-----------------------------------------------------------------------------------------
 12,500                                          SOLE           12,500
-----------------------------------------------------------------------------------------
  9,509                                          SOLE            9,509
-----------------------------------------------------------------------------------------
  4,500                                          SOLE            4,500
-----------------------------------------------------------------------------------------
 11,448                                          SOLE           11,448
-----------------------------------------------------------------------------------------
  8,000                                          SOLE            8,000
-----------------------------------------------------------------------------------------
  2,500                                          SOLE            2,500
-----------------------------------------------------------------------------------------
 15,900                                          SOLE           15,900
-----------------------------------------------------------------------------------------
  3,000                                          SOLE            3,000
-----------------------------------------------------------------------------------------
  7,234                                          SOLE            7,234
-----------------------------------------------------------------------------------------
  8,500                                          SOLE            8,500
-----------------------------------------------------------------------------------------
  8,500                                          SOLE            8,500
-----------------------------------------------------------------------------------------
  8,300                                          SOLE            8,300
-----------------------------------------------------------------------------------------
 27,000                                          SOLE           27,000
-----------------------------------------------------------------------------------------
 24,300                                          SOLE           24,300
-----------------------------------------------------------------------------------------
 10,000                                          SOLE           10,000
-----------------------------------------------------------------------------------------
200,000                                          SOLE          200,000
-----------------------------------------------------------------------------------------
455,000                                          SOLE          455,000
-----------------------------------------------------------------------------------------
225,000                                          SOLE          225,000